Income Tax (Details) - Schedule of Income Tax - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
Domestic	$ 11,108	$ 11,368	$ 7,847
Foreign	5	6,304	6,123
Total	11,113	17,672	13,970
Deferred taxes:
Domestic	(1,588)	(1,318)	(1,149)
Foreign	409	(5,216)	(2,543)
Total	(1,179)	(6,534)	(3,692)
Taxes on income	$ 9,934	$ 11,138	$ 10,278